INSURANCE LIABILITIES - GMDR Reinsurance Assumed (Detail) - GMDB - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guaranteed Minimum Death Benefit Reinsurance Assumed [Roll Forward]
Balance, beginning of year	$ 95	$ 121	$ 121	$ 135	$ 121
Paid guarantee benefits	(18)	(16)	(21)	(33)	(32)
Other changes in reserve	(10)	(34)	(5)	19	46
Balance, end of Period	$ 83	$ 89	$ 95	$ 121	$ 135